Operating segments (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Schedule of Operating Segments
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended April 30, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,934	$1,662	$152	$350	$78	$4,176
Non-interest income (3)(4)	690	716	1,156	907	91	3,560
Total revenues	2,624	2,378	1,308	1,257	169	7,736
Provision for credit losses	145	396	(2)	(43)	–	496
Non-interest expenses	1,229	1,294	802	633	84	4,042
Provision for income taxes	323	181	134	150	(46)	742
Net income	$927	$507	$374	$517	$131	$2,456
Net income attributable to non-controlling interests in subsidiaries	$–	$87	$2	$–	$1	$90
Net income attributable to equity holders of the Bank	$927	$420	$372	$517	$130	$2,366
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	(1)	–	–	–	(1)
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	927	421	372	517	130	2,367
Average assets ($ billions)	$372	$194	$28	$399	$158	$1,151
Average liabilities ($ billions)	$311	$149	$45	$398	$177	$1,080
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $76 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $26, International Banking – $53, Global Wealth Management – $4, and Other – $30.
(5)	Refer to Note 20 for closed divestitures impacting the current period.

	For the three months ended January 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,984	$1,788	$155	$358	$66	$4,351
Non-interest income (3)(4)	664	773	1,235	978	71	3,721
Total revenues	2,648	2,561	1,390	1,336	137	8,072
Provision for credit losses	215	525	4	20	–	764
Non-interest expenses	1,204	1,402	817	614	171	4,208
Provision for income taxes	318	157	148	159	(80)	702
Net income	$911	$477	$421	$543	$46	$2,398
Net income attributable to non-controlling interests in subsidiaries	$–	$88	$3	$–	$(1)	$90
Net income attributable to equity holders of the Bank	$911	$389	$418	$543	$47	$2,308
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations(5)	–	3	–	–	–	3
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	911	386	418	543	47	2,305
Average assets ($ billions)	$368	$199	$27	$395	$166	$1,155
Average liabilities ($ billions)	$306	$153	$42	$387	$196	$1,084
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $69 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $20, International Banking – $49, Global Wealth Management – $3, and Other – $(15).
(5)	Refer to Note 20 for closed divestitures impacting the current period.

	For the three months ended April 30, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,951	$1,907	$145	$385	$29	$4,417
Non-interest income (3)(4)	575	800	982	1,075	107	3,539
Total revenues	2,526	2,707	1,127	1,460	136	7,956
Provision for credit losses	670	1,019	2	155	–	1,846
Non-interest expenses	1,220	1,465	715	616	347	4,363
Provision for income taxes	159	38	106	166	(46)	423
Net income	$477	$185	$304	$523	$(165)	$1,324
Net income attributable to non-controlling interests in subsidiaries	$–	$12	$2	$–	$1	$15
Net income attributable to equity holders of the Bank	$477	$173	$302	$523	$(166)	$1,309
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations(5)	–	(3)	–	–	–	(3)
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	477	176	302	523	(166)	1,312
Average assets ($ billions)	$359	$205	$26	$433	$158	$1,181
Average liabilities ($ billions)	$265	$154	$39	$378	$274	$1,110
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $75 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $12, International Banking – $65, Global Wealth Management – $4, and Other – $(21).
(5)	Refer to Note 37 in the Bank’s 2020 Annual Report for details on divested operations.

	For the six months ended April 30, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$3,918	$3,450	$307	$708	$144	$8,527
Non-interest income (3)(4)	1,354	1,489	2,391	1,885	162	7,281
Total revenues	5,272	4,939	2,698	2,593	306	15,808
Provision for credit losses	360	921	2	(23)	–	1,260
Non-interest expenses	2,433	2,696	1,619	1,247	255	8,250
Provision for income taxes	641	338	282	309	(126)	1,444
Net income	$1,838	$984	$795	$1,060	$177	$4,854
Net income attributable to non-controlling interests in subsidiaries	$–	$175	$5	$–	$–	$180
Net income attributable to equity holders of the Bank	$1,838	$809	$790	$1,060	$177	$4,674
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	2	–	–	–	2
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,838	807	790	1,060	177	4,672
Average assets ($ billions)	$370	$197	$28	$397	$162	$1,154
Average liabilities ($ billions)	$308	$151	$43	$393	$188	$1,083
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $145 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $46, International Banking – $102, Global Wealth Management – $7, and Other – $15.
(5)	Refer to Note 20 for closed divestitures impacting the current period.

	For the six months ended April 30, 2020
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$3,954	$3,912	$286	$710	$(53)	$8,809
Non-interest income (3)(4)	1,279	1,780	1,998	1,917	314	7,288
Total revenues	5,233	5,692	2,284	2,627	261	16,097
Provision for credit losses	991	1,599	3	179	–	2,772
Non-interest expenses	2,453	3,129	1,452	1,270	477	8,781
Provision for income taxes	460	197	216	283	(262)	894
Net income	$1,329	$767	$613	$895	$46	$3,650
Net income attributable to non-controlling interests in subsidiaries	$–	$76	$5	$–	$(27)	$54
Net income attributable to equity holders of the Bank	$1,329	$691	$608	$895	$73	$3,596
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	–	58	–	–	–	58
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,329	633	608	895	73	3,538
Average assets ($ billions)	$357	$204	$26	$422	$138	$1,147
Average liabilities ($ billions)	$264	$152	$37	$357	$267	$1,077
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $143 to arrive at the amounts reported in the Consolidated Statement of Income, differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $32, International Banking – $158, Global Wealth Management – $7, and Other – $(46).
(5)	Refer to Note 37 in the Bank’s 2020 Annual Report for details on divested operations.